EQUITY INVESTMENTS (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended										12 Months Ended
		Apr. 30, 2006	Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Aug. 01, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	May 01, 2017	Apr. 28, 2017	Jan. 31, 2016
EQUITY INVESTMENTS
Equity Earnings			$ 36	[1]	$ 22	$ 22	$ 20	$ 33	$ 34	$ 17	$ 15	$ 31	$ 97	[1]	$ 97	[1]	$ 88	[1]
Equity Investments	[1]		930		918				965				918		965
LIABILITIES AND PARTNERS' EQUITY
Current portion of long-term debt	[1]		46		52				36				52		36
Amount borrowed	[1]							195					209		618		35
Great Lakes
EQUITY INVESTMENTS
Total cash call issued to fund debt repayment			$ 9		10			9	10			$ 9
LIABILITIES AND PARTNERS' EQUITY
Current portion of long-term debt					$ 19				19				$ 19		19
Northern Border
EQUITY INVESTMENTS
Ownership interest (as a percent)			50.00%		50.00%								50.00%							50.00%	50.00%	50.00%		50.00%
Equity Earnings			$ 19					18					$ 69		66		69
Equity Investments			441		$ 444				480				444		480
Amortization period of transaction fee		12 years
Transaction fee		$ 10
Additional ownership interest acquired (as a percent)		20.00%
Assets
Cash and cash equivalents			18		14				27				14		27
Other current assets			36		36				33				36		33
Plant, property and equipment, net			1,085		1,089				1,124				1,089		1,124
Other assets			15		14				16				14		16
Assets, total			1,154		1,153				1,200				1,153		1,200
LIABILITIES AND PARTNERS' EQUITY
Current liabilities			44		38				39				38		39
Deferred credits and other			29		28				26				28		26
Long-term debt, including current maturities, net			430		430				409				430		409
Partners' equity
Partners' equity			653		659				728				659		728
Accumulated other comprehensive loss			(2)		(2)				(2)				(2)		(2)
Liabilities and Partners' Equity, total			1,154		$ 1,153				$ 1,200				1,153		1,200
Revenues (expenses)
Transmission revenues			74					74					292		286		293
Operating expenses			(17)					(16)					(72)		(70)		(72)
Depreciation			(15)					(15)					(59)		(60)		(59)
Financial charges and other			(4)					(6)					(21)		(22)		(22)
Net income			$ 38					37					$ 140		$ 134		140
Great Lakes
EQUITY INVESTMENTS
Ownership interest (as a percent)			46.45%		46.45%				46.45%			46.45%	46.45%		46.45%				46.45%				46.45%
Equity Earnings			$ 17					15					$ 28		$ 31		19
Equity Investments			489		$ 474				$ 485				474		485
Equity contribution			4	[1]	5			4	5			$ 4	9	[1]	9	[1]	9	[1]
Assets
Current assets			86		66				86				66		86
Plant, property and equipment, net			708		714				727				714		727
Assets, total			794		780				813				780		813
LIABILITIES AND PARTNERS' EQUITY
Current liabilities			31		40				31				40		31
Long-term debt, including current maturities, net			269		278				297				278		297
Partners' equity
Partners' equity			494		462				485				462		485
Liabilities and Partners' Equity, total			794		$ 780				$ 813				780		813
Revenues (expenses)
Transmission revenues			63					61					179		177		146
Operating expenses			(14)					(15)					(69)		(59)		(53)
Depreciation			(7)					(7)					(28)		(28)		(28)
Financial charges and other			(5)					(6)					(21)		(23)		(25)
Net income			$ 37					33					$ 61		$ 67		$ 40
Portland Natural Gas Transmission System
EQUITY INVESTMENTS
Ownership interest (as a percent)																									49.90%
Equity contribution	[1]							$ 193

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).